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FORM 24F-2 - EQUITY INDEXED SAVINGS CERTIFICATE

1.   NAME AND ADDRESS OF ISSUER:

     Ameriprise Certificate Company
     1099 Ameriprise Financial Center
     Minneapolis, MN 55474

2. THE MEMO OF EACH SERIES OR CLASS OF SECURITIES FOR WHICH THIS FORM IS FILED (IF THE FORM IS BEING FILED FOR ALL SERIES AND CLASSES OF SECURITIES OF THE ISSUER, CHECK THE BOX BUT DO NOT LIST SERIES OF CLASSES):

     [X]

3.   INVESTMENT COMPANY ACT FILE NUMBER:

     811-00002

     SECURITIES ACT FILE NUMBER:

     333-34982

4(A). LAST DAY OF FISCAL YEAR FOR WHICH THIS FORM IS FILED:

     December 31, 2009

4(B). CHECK BOX IF THIS FORM IS BEING FILED LATE (I.E. MORE THAN 90 CALENDAR
     DAYS AFTER THE END OF THE ISSUER'S FISCAL YEAR).

     [ ]

4(C). CHECK BOX IF THIS IS THE LAST TIME THE ISSUER WILL BE FILING THIS FORM.

     [ ]

5.   CALCULATION OF REGISTRATION FEE:

(I). AGGREGATE SALE PRICE OF SECURITIES
     SOLD DURING THE FISCAL YEAR
     PURSUANT TO SECTION 24(F):                                  $          0.00

(II). AGGREGATE PRICE OF SECURITIES
     REDEEMED OR REPURCHASED DURING THE
     FISCAL YEAR:                               $         0.00

(III). AGGREGATE PRICE OF SECURITIES
     REDEEMED OR REPURCHASED DURING ANY
     PRIOR FISCAL YEAR ENDING NO EARLIER
     THAN OCTOBER 11, 1995 THAT WERE NOT
     PREVIOUSLY USED TO REDUCE
     REGISTRATION FEES PAYABLE TO THE
     COMMISSION:                                $ 2,723,161.19

(IV). TOTAL AVAILABLE REDEMPTION CREDITS
     (ADD ITEMS 5(II) AND 5(III):                                $  2,723,161.19

(V). NET SALES -- IF ITEM 5(I) IS
     GREATER THAN ITEM 5(IV) [SUBTRACT
     ITEM 5(IV) FROM ITEM 5(I)]:                                 $          0.00

(VI). REDEMPTION CREDITS AVAILABLE FOR
     USE IN FUTURE YEARS -- IF ITEM 5(I)
     IS LESS THAN ITEM 5(IV) [SUBTRACT
     ITEM 5(IV) FROM ITEM 5(I)]:                ($2,723,161.19)

(VII). MULTIPLIER FOR DETERMINING
     REGISTRATION FEE                                            $     0.0000713

(VIII). REGISTRATION FEE DUE (MULTIPLY
     ITEM 5(V) BY ITEM 5(VII) (ENTER "0"
     IF NO FEE IS DUE):                                          $          0.00
                                                                 ===============

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6.   PREPAID SHARES

     IF THE RESPONSE TO ITEM 5(I) WAS DETERMINED BY DEDUCTING AN AMOUNT OF SECURITIES THAT WERE REGISTERED UNDER THE SECURITIES ACT OF 1933 PURSUANT TO RULE 24E-2 AS IN EFFECT BEFORE (EFFECTIVE DATE OF RESCISSION OF RULE 24E-2), THEN REPORT THE AMOUNT OF SECURITIES (NUMBER OF SHARES OR OTHER UNITS) DEDUCTED HERE: 0. IF THERE IS A NUMBER OF SHARES OR OTHER UNITS THAT WERE REGISTERED PURSUANT TO RULE 24E-2 REMAINING UNSOLD AT THE END OF THE FISCAL YEAR FOR WHICH THIS FORM IS FILED THAT ARE AVAILABLE FOR USE BY THE ISSUER IN FUTURE FISCAL YEARS, THEN STATE THAT NUMBER HERE 0.

7.   INTEREST DUE - IF THIS FORM IS
     BEING FILED MORE THAN 90 DAYS AFTER
     THE END OF THE ISSUER'S FISCAL
     YEAR:                                                       $          0.00

8.   TOTAL OF THE AMOUNT OF THE
     REGISTRATION FEE DUE PLUS ANY
     INTEREST DUE [LINE 5(VIII) PLUS
     LINE 7]:                                                    $          0.00

9.   DATE THE REGISTRATION FEE AND ANY
     INTEREST PAYMENT WAS SENT TO THE
     COMMISSION'S LOCKBOX DEPOSITORY:

     METHOD OF DELIVERY:

     [ ]  WIRE TRANSFER

     [ ]  MAIL OR OTHER MEANS

SIGNATURES

THIS REPORT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS ON BEHALF OF THE ISSUER AND IN THE CAPACITIES AND ON THE DATES INDICATED.


BY (SIGNATURE AND TITLE)*               /s/ William F. Truscott
                                        ----------------------------------------
                                        William F. Truscott
                                        President, Ameriprise Certificate
                                        Company

DATE March 24, 2010

*    Please print the name and title of the signing officer below the signature.